Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Personal (Detail) - Retail [member] - Personal [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,275	$ 1,258	$ 1,309	$ 935
Provision for credit losses
Model changes	(1)		(1)
Originations	35	27	96	80
Maturities	(56)	(38)	(172)	(108)
Changes in risk, parameters and exposures	(11)	177	155	752
Write-offs	(95)	(141)	(301)	(438)
Recoveries	38	30	106	97
Exchange rate and other	(2)	(12)	(9)	(17)
Balance at end of period	1,183	1,301	1,183	1,301
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	491	343	480	272
Provision for credit losses
Model changes	(1)		(1)
Transfers to Stage 1	204	110	546	339
Transfers to Stage 2	(19)	(25)	(71)	(81)
Transfers to Stage 3	(1)		(2)	(2)
Originations	35	27	96	80
Maturities	(22)	(12)	(69)	(35)
Changes in risk, parameters and exposures	(195)	(43)	(485)	(174)
Exchange rate and other		1	(2)	2
Balance at end of period	492	401	492	401
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	680	757	733	520
Provision for credit losses
Transfers to Stage 1	(202)	(109)	(542)	(335)
Transfers to Stage 2	19	25	71	82
Transfers to Stage 3	(13)	(16)	(45)	(55)
Maturities	(34)	(26)	(103)	(73)
Changes in risk, parameters and exposures	151	146	489	639
Exchange rate and other	0	(1)	(2)	(2)
Balance at end of period	601	776	601	776
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	104	158	96	143
Provision for credit losses
Transfers to Stage 1	(2)	(1)	(4)	(4)
Transfers to Stage 2				(1)
Transfers to Stage 3	14	16	47	57
Changes in risk, parameters and exposures	33	74	151	287
Write-offs	(95)	(141)	(301)	(438)
Recoveries	38	30	106	97
Exchange rate and other	(2)	(12)	(5)	(17)
Balance at end of period	$ 90	$ 124	$ 90	$ 124